Income taxes - Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Profit before income taxes	$ 9,083	$ 26,512	$ 10,356	$ 66,436	$ 1,904
Income tax expense calculated at the Australian income tax rate of 30% (2021: 30%)	(2,725)	(7,954)	(3,107)	(19,931)	(571)
Tax effects of:
Movement in uncertain tax positions	(1,256)	(5,019)	(12,395)	118,846	(28,712)
Utilization and changes in recognition of tax losses and temporary differences				305
Adjustments in respect of prior years			(213)	839	(1,758)
Total income tax (expense)/benefit reported in the statement of profit or loss	$ (3,981)	$ (12,973)	$ (15,715)	$ 100,059	$ (31,041)
Australian income tax rate	30.00%	30.00%	30.00%	30.00%	30.00%